Business Combination (Details) - Suzhou Tinghaozhu [Member] - CNY (¥) ¥ in Thousands	1 Months Ended
	May 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Equity interest percentage	35.00%	30.00%
Cash consideration (in Yuan Renminbi)	¥ 500